OTHER OPERATING INCOME (Tables)	12 Months Ended
Dec. 31, 2025
Net Trading And Other Income [Abstract]
Summary of Net Trading and Other Income	For the year ended 31 December

			Group
	2025	2024	2023
	£m	£m	£m
Net (losses) on financial instruments designated at fair value through profit or loss[1]	(82)	(38)	(57)
Net gains/(losses) on financial instruments mandatorily at fair value through profit or loss[2]	7	(12)	(11)
Hedge ineffectiveness	(31)	22	19
Net gain on sale of financial assets at fair value through other comprehensive income	1	—	—
Income from operating lease assets	124	113	117
Other	(3)	8	67
	16	93	135
1Net (losses) on financial instruments designated at fair value through profit or loss includes losses of £47m on deposits (2024: £16m losses, 2023 £24m losses), losses of £34m on debt securities (2024: £22m losses, 2023: £32m losses).
2Net gains on financial instruments mandatorily at fair value through profit or loss include gains of £1m on debt securities (2024: £7m gains, 2023: £5m gains).

			Group
	2025	2024	2023
	£m	£m	£m
Exchange rate differences in the consolidated income statement on items not at fair value through profit or loss	562	495	1,288
These are principally offset by related releases from the cash flow hedge reserve:	(536)	(500)	(1,248)